Accumulated Other Comprehensive Income (Loss), Net of Tax - Schedule of Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 11,156	$ 11,803
Balance	13,716	11,156
Net Investment Hedge [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(521)
Reclassification		521
Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	113	758
Reclassification		(521)
Other comprehensive income (loss) before reclassifications	156	(124)
Other comprehensive income (loss)	156	(124)
Balance	269	113
Change in Fair Value Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(2)	(2)
Other comprehensive income (loss) before reclassifications	29
Amounts reclassified out of accumulated other comprehensive income (loss)	(15)	(1)
Tax effects	(4)	1
Other comprehensive income (loss)	10
Balance	8	(2)
Net Actuarial Gain/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(81)	(54)
Other comprehensive income (loss) before reclassifications	(20)	(22)
Tax effects	4	(5)
Other comprehensive income (loss)	(16)	(27)
Balance	(97)	(81)
Unrealized Gains/Losses Available-for Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	4
Other comprehensive income (loss) before reclassifications	(3)	6
Amounts reclassified out of accumulated other comprehensive income (loss)	(6)
Tax effects	2	(2)
Other comprehensive income (loss)	(7)	4
Balance	(3)	4
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	34	181
Other comprehensive income (loss) before reclassifications	162	(140)
Amounts reclassified out of accumulated other comprehensive income (loss)	(21)	(1)
Tax effects	2	(6)
Other comprehensive income (loss)	143	(147)
Balance	$ 177	$ 34